Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Earnings (Loss) Before Income Taxes
The components of earnings (loss) from continuing operations before income taxes consisted of the following (in millions):

	For the Years Ended December 31,
	2021	2020	2019
United States operations	$(118.8)	$(387.6)	$(126.1)
Foreign operations	617.8	282.4	1,006.2

Total	$499.0	$(105.2)	$880.1

Provision/(Benefit) for Income Taxes and Income Taxes Paid
The provision/(benefit) for income taxes and the income taxes paid consisted of the following (in millions):

Current:
Federal	$44.3	$(58.4)	$86.4
State	7.2	2.7	9.0
Foreign	104.1	(79.7)	254.4

	155.6	(135.4)	349.8

Deferred:
Federal	(83.5)	(12.7)	(119.2)
State	(19.4)	(10.0)	(4.2)
Foreign	0.8	62.1	(464.4)

	(102.1)	39.4	(587.8)

Provision (benefit) for income taxes	$53.5	$(96.0)	$(238.0)

Net income taxes paid	$258.4	$142.0	$183.6

Reconciliation of U.S. Statutory Income Tax Rate to Our Effective Tax Rate
A reconciliation of the U.S. statutory income tax rate to our effective tax rate is as follows:

	For the Years Ended December 31,
	2021	2020	2019
U.S. statutory income tax rate	21.0%	21.0%	21.0%
State taxes, net of federal deduction	(2.8)	6.6	0.7
Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(10.3)	37.4	(11.6)
Change in valuation allowance	(0.5)	3.8	1.6
Non-deductible expenses	1.3	(4.3)	0.3
Goodwill impairment	—	(92.0)	—
Tax rate change	0.1	5.5	0.7
Tax impact of certain significant transactions	1.1	—	—
Tax benefit relating to foreign derived intangible income and U.S. manufacturer’s deduction	0.4	14.2	(4.4)
R&D tax credit	(2.2)	4.8	(1.1)
Share-based compensation	(0.2)	(1.0)	(0.2)
Net uncertain tax positions, including interest and penalties	2.9	56.9	1.8
U.S. tax reform	—	—	0.1
Switzerland tax reform and certain restructuring transactions	—	40.9	(35.8)
Other	(0.1)	(2.5)	(0.1)

Effective income tax rate	10.7%	91.3%	(27.0)%

Components of Deferred Taxes
The components of deferred taxes consisted of the following (in millions):

	As of December 31,
	2021	2020
Deferred tax assets:
Inventory	$204.2	$226.4
Net operating loss carryover	454.0	494.6
Tax credit carryover	79.7	75.7
Capital loss carryover	8.6	9.0
Product liability and litigation	44.4	53.0
Accrued liabilities	101.7	82.7
Share-based compensation	30.2	28.7
Accounts receivable	14.8	15.0
Foreign currency items	—	57.1
Other	56.9	19.1

Total deferred tax assets	994.5	1,061.3
Less: Valuation allowances	(460.1)	(527.3)

Total deferred tax assets after valuation allowances	534.4	534.0

Deferred tax liabilities:
Fixed assets	$117.1	$102.0
Intangible assets	509.7	578.9
Foreign currency items	3.5	—
Other	34.0	28.1

Total deferred tax liabilities	664.3	709.0

Total net deferred income taxes	$(129.9)	$(175.0)

Summary of Tax Credit Carryforwards
At December 31, 2021, the following net operating loss, tax credit carryovers, and capital loss carryovers are available to reduce future federal, state and foreign taxable earnings (in millions):

Expiration Period:	Net operating loss carryover	Tax credit carryover	Capital loss carryover
1-5 years	$2.4	$15.1	$1.7
6-10 years	52.4	55.5	—
11+ years	276.9	1.6	—
Indefinite	122.3	7.5	6.9

	454.0	79.7	8.6

Valuation allowances	$391.6	$46.7	$8.6

Tabular Reconciliation of Total Amounts of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Balance at January 1	$619.4	$741.8	$685.2
Increases related to prior periods	11.5	75.3	24.7
Decreases related to prior periods	(12.7)	(158.3)	(35.6)
Increases related to current period	7.3	3.4	133.2
Decreases related to settlements with taxing authorities	(65.1)	(14.6)	(60.2)
Decreases related to lapse of statute of limitations	(1.8)	(28.2)	(5.5)

Balance at December 31	$558.6	$619.4	$741.8

Amounts impacting effective tax rate, if recognized balance at December 31	$426.4	$473.9	$599.2